Cover	Apr. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2022
Entity File Number	001-41162
Entity Registrant Name	Ahren Acquisition Corp.
Entity Central Index Key	0001856696
Entity Tax Identification Number	98-1594455
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Boundary Hall
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	(646)
Local Phone Number	480-0033
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	AHRNU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	AHRN
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	AHRNW
Security Exchange Name	NASDAQ